Marketable Securities (Schedule of Available-for-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 8,364
Gross unrealized holding gains		17
Gross unrealized holding (losses)		(24)
Fair value		8,357
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		7,449
Gross unrealized holding gains		9
Gross unrealized holding (losses)		(16)
Fair value		7,442
Governmental debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		915
Gross unrealized holding gains		8
Gross unrealized holding (losses)		(8)
Fair value		$ 915